Consolidated Statement of Operations - USD ($) shares in Thousands, $ in Thousands	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Revenues [Abstract]
Vessel revenue	$ 1,445	$ 0
Vessel revenue-related party	162,870	177,331
Vessel Revenue	164,315	177,331
Operating Expenses [Abstract]
Voyage expenses	701	372
Voyage expense- related party	145	0
Vessel operating costs	66,703	67,255
Vessel operating costs-related party	9,989	11,633
Charterhire expense	10,770	3,091
Charterhire expense	10,770	3,091
Vessel depreciation	40,803	42,193
General and administrative expenses	17,393	17,189
General and administrative expenses-related party	6,608	6,094
Loss / write-down on assets held for sale	(11,637)	0
Loss / write-down on assets held for sale-related party	404	0
Total operating expenses	165,153	147,827
Operating (loss) income	(838)	29,504
Other Income (expense) [Abstract]
Interest income	1,227	756
Income from equity investment	22	0
Income from equity investment-related party	70,205	0
Foreign exchange loss	(33)	(73)
Financial expense, net	(41,013)	(35,512)
Total other income (expense)	30,408	(34,829)
Net income (loss)	$ 29,570	$ (5,325)
Basic		72,649
Diluted	67,889	72,649
Earnings Per Share, Basic	$ 0.44	$ (0.07)
Earnings Per Share, Diluted	$ 0.42	$ (0.07)
Weighted Average Number of Shares Outstanding, Diluted	69,610
Weighted Average Number of Shares Issued, Basic		72,649